Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Current Assets [Abstract]
Grants expected to receive	$ 196,650	$ 34,289
Prepaid expenses (primarily insurance policies)	109,507	108,250
Government authorities	18,500	87,780
Total	$ 324,657	$ 230,319